Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of bas
ic and diluted
net income per share (in thousands, except share and per share data):

	For the Year Ended December 31,
	2021	2020
Basic Net Income per share
Net income	$15,798	$14,211
Less: income allocated to participating securities	—	(14,045)

Net income attributable to common shareholders	$15,798	$166

Weighted average common shares outstanding - basic	15,105,851	1,410,549

Net income per share - basic	$1.05	$0.12

Diluted Net Income per share
Net income	$15,798	$14,211
Less: income allocated to participating securities	—	(13,912)

Net income attributable to common shareholders	$15,798	$299

Weighted average common shares outstanding - basic	15,105,851	1,410,549
Weighted average effect of dilutive securities:
Convertible preferred stock	18,556,453	—
Stock options	2,341,759	1,244,300

Weighted average common shares outstanding - diluted	36,004,063	2,654,849

Net income per share - diluted	$0.44	$0.11

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities as of December 31, 2021 and 2020 are as follows (in common stock equivalent shares):

	For the Year Ended December 31,
	2021	2020
Series A Convertible Preferred Stock	—	11,563,819
Series B Convertible Preferred Stock	—	10,154,819
Series C Convertible Preferred Stock	—	6,734,590
Series C Convertible Preferred Stock Warrants	—	70,455
Public warrants	5,833,333	—
Private placement warrants	181,667	—
Earn-Out Shares	5,000,000	—
Unvested sponsor shares	300,000	—
Stock options outstanding	403,278	770,150

Total	11,718,278	29,293,833